John Deere Owner Trust 2006	EXHIBIT 99.3
Servicer’s Certificate

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Scheduled Payment Date (30/360)	15-May-07
Actual Payment Date (A/360)	15-May-07
Collection Period Begin Date	26-Mar-07
Collection Period End Date	29-Apr-07
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	29

(1) Total Distribution Amount:	$50,975,142.58
(a) Total cash receipts during the month	$32,305,504.04
(b) Administrative repurchases during the month	$18,613,999.37
(c) Investment earnings on cash accounts	$55,639.17

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$2,577,880.35
Noteholders’ Interest Carryover Shortfall:	$0.00

(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$406,315.10
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$1,219,466.67
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$952,098.58
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$47,232,284.29
Noteholders’ Principal Carryover Shortfall:	$0.00

(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	FALSE
(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$47,232,284.29
(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$47,232,284.29

(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5) Noteholders’ Distributable Amount:	$49,810,164.64

(6) Reserve Account balance
(a) Beginning balance	$12,037,654.00
(b) Amount of deposit from Collection Account to Reserve Account	$0.00
(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i) Interest Amount included above:	$0.00
(ii) Principal Amount included above:	$0.00
(d) Ending Balance (after giving effect to all distributions)	$12,037,654.00
(e) Specified Reserve Account Balance (after all distributions and adjustments)	$12,037,654.00

(7) Servicing Fee:	$482,264.35
(a) Amount of Servicing Fee earned:	$482,264.35
(b) Amount of Servicing Fee paid:	$482,264.35
(c) Amount of Servicing Fee Shortfall:	$0.00

(8) (a) Certificateholders’ Principal Distributable Amount applicable to current period	$0.00
(b) % of Principal Distribution Amount applicable to Certificate holders	0.00%
(c) ‘Certificateholders’ Principal Carryover Shortfall:	$0.00
(d) Certificateholders’ Principal Distributable Amount:	$0.00

(9) Certificateholders’ Distributable Amount:	$0.00

(10) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$682,613.59

(11) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of
the related Collection Period:	$535,386,015.48

(b) Note Value as of the end of the related Collection Period	$538,903,310.09

(c) Number of Accounts at the end of the related Collection Period	14,447

(12) After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
(ii) Class A-1 Note Pool Factor:	0.0000000

(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$42,893,061.79
(ii) Class A-2 Note Pool Factor:	0.3487241

(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$272,000,000.00
(ii) Class A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$211,970,000.00
(ii) Class A-4 Note Pool Factor:	1.0000000

(e) (i) Outstanding Principal Balance of the Certificates:	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(13) Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(14) (i) Aggregate amount of net losses for the collection period :	$154,670.30
(ii) Cumulative amount of net losses:	$1,232,502.19
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.15%

(15) (i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance	2.39%
(ii) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	2.52%

(16) Collateral Composition
(a) Number of loans at the beginning of the period	14,883
(b) Number of loans at the end of the period	14,447
(c) Weighted average remaining term on receivables	42.36
(d) Prepayment amount - monthly	$19,383,683.05
(e) Prepayment amount - life-to-date	$113,516,716.16
(f) Weighted average APR of the pool assets	7.24%
(g) Pool Factor	0.67